SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Total [Member]
Total Revenue	$ 3,087,900	$ 1,856,148	$ 5,811,263	$ 3,696,519
Revenues:
Revenue, Percentage	100.00%	100.00%	100.00%	100.00%
Total percent	66.00%		57.00%
Revenue Segment [Member]
Revenues:
Subscription Software And Services, Percentage Change	73.00%		63.00%
Professional Services And Other, Percentage Changes	16.00%		8.00%
Subscription Software And Services	$ 2,820,863	$ 1,629,999	$ 5,415,913	$ 3,333,814
Subscription Software And Services, Percentage	91.00%	88.00%	93.00%	90.00%
Professional Services And Other	$ 267,037	$ 226,149	$ 395,350	$ 362,705
Professional Services And Other, Percentage	9.00%	12.00%	7.00%	10.00%